Filed under Rule 497(e)

Registration Nos. 333-167073; 811-22417

Destra Flaherty & Crumrine Preferred and Income Fund

a series of Destra Investment Trust

October 1, 2024

Supplement to the

Prospectus dated February 1, 2024 (the “Prospectus”)

1.	Effective immediately, the following disclosure is added as the last paragraph under the section entitled “SHAREHOLDER INFORMATION – Share Classes – Class I Shares” on page 21 of the Prospectus:

Holders through Financial Intermediaries: Investors who hold Class I shares of the Fund through a fee-based program at a financial intermediary but who subsequently become ineligible to participate in the program, withdraw from the program, or change to a non-fee based program, may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion. Investors do not pay a sales charge, including a CDSC, upon the conversion of their Class I Shares to Class A Shares. Such conversions are not expected to be a taxable event for federal income tax purposes. Investors are not charged a redemption/exchange fee by the Fund.

Please retain this Supplement with your Prospectus for future reference.

Filed under Rule 497(e)

Registration Nos. 333-167073; 811-22417

Destra Flaherty & Crumrine Preferred and Income Fund

a series of Destra Investment Trust

October 1, 2024

Supplement to the

Statement of Additional Information dated February 1, 2024 (the “SAI”)

2.	Effective immediately, the following disclosure is added as the last paragraph under the section entitled “Purchases – Class I Shares” on page 28 of the SAI:

Holders through Financial Intermediaries: Investors who hold Class I shares of the Fund through a fee-based program at a financial intermediary but who subsequently become ineligible to participate in the program, withdraw from the program, or change to a non-fee based program, may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion. Investors do not pay a sales charge, including a CDSC, upon the conversion of their Class I Shares to Class A Shares. Such conversions are not expected to be a taxable event for federal income tax purposes. Investors are not charged a redemption/exchange fee by the Fund.

Please retain this Supplement with your SAI for future reference.